Expense Example - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC	Dec. 01, 2025 USD ($)
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,231
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	996
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND, A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	938
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,004
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	616
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	2,137
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	1,795
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	996
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	817
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,337
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,105
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,256
Expense Example, with Redemption, 10 Years	2,102
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	2,235
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,896
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,105
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	927
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,376
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,144
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	962
Expense Example, with Redemption, 5 Years	1,269
Expense Example, with Redemption, 10 Years	2,138
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	1,126
Expense Example, with Redemption, 10 Years	2,270
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	868
Expense Example, with Redemption, 10 Years	1,933
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,144
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	$ 968